Events After the Reporting Period	12 Months Ended
Dec. 31, 2020
Events After the Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD

NOTE 22: EVENTS AFTER THE REPORTING PERIOD

a.	On January 26, 2021, the Board of Directors and on March 4, 2021 the shareholders (with respect to the directors), respectively, approved the repricing, by way of an exchange offer, of approximately 1.474 million Ordinary Shares (“Ordinary Shares”) that had previously been granted to officers, independent Board members, employees and consultants of the Company the pursuant to the Brainsway 2014 Share Incentive Plan, and the Brainsway Amended and Restated 2019 Share Incentive Plan (the “2014 Plan” and the “2019 Plan”, respectively) to an exercise price of $4.675 ($9.35 per ADS), being a price equal to the closing price per Ordinary Share on January 25, 2021, provided, however, that: (1) with respect to directors’ options, the repricing of each option will ,be subject to shareholders approval at an exercise price equal to the higher of (a) $4.675 ($9.35 per ADS) (b) the closing price per Ordinary Share on the last trading date before the date of approval by the shareholders and (2) the exercise price offered to U.S Taxpayers within the proposed exchange offer shall be the higher of (i) the exercise price above and (ii) the fair market value of the Company's ADSs on the last trading date before the filing of the exchange offer.

b.	The equity compensation package that the Company granted to the Company’s Chief Executive Officer (“CEO”) upon his employment, comprised of 240,000 performance-based restricted stock units (“RSUs”) of which 60,000 RSUs were granted through to January 26, 2021, and 180,000 RSUs have been committed to be provided in three future grants of 60,000 RSUs upon each anniversary of the employment start date of the CEO with the Company. These future grants, as originally contemplated, would have been subject to satisfaction of certain individual and corporate performance-based criteria as defined in the CEO’s employment agreement. The Board of Directors and shareholders approved to grant 180,000 RSUs to the CEO as an amendment to the terms of employment of the CEO, in lieu of future grants of such RSUs per above.

c.	The Company announced on March 1, 2021, the closing of its underwritten public offering of 5,315,300 American Depositary Shares (“ADSs”), upsized to include 693,300 ADSs sold pursuant to the underwriters’ exercise in full of their option to purchase additional ADSs, at a price to the public of $8.50 per ADS. The gross proceeds from the offering, before deducting underwriting discounts and commissions and offering expenses, were approximately $45.2 million.